Investment Strategy - Grayscale Bitcoin Premium Income ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund will not invest in digital assets directly. The Fund also will not invest in initial coin offerings. The Fund will, however, have indirect exposure to digital assets by virtue of its investments in derivatives on exchange-traded vehicles (such as exchange-traded products (“ETPs”)) that hold digital assets as investments. Because the Fund will not invest directly in any digital assets, it may not track price movements of any digital assets.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks current income while maintaining the prospects for capital appreciation through indirect exposure to the returns of Bitcoin by investing in options on Bitcoin ETPs, including, but not limited to, Grayscale Bitcoin Trust ETF (Ticker: GBTC) and Grayscale Bitcoin Mini Trust ETF (Ticker: BTC) (each a “Bitcoin ETP” and together, the “Bitcoin ETPs”). Each Bitcoin ETP is a grantor trust, and GBTC and BTC are each sponsored by an affiliate of Grayscale Advisors, LLC (the “Adviser”), with the sole purpose to hold Bitcoin.

The Fund seeks to achieve its investment objective through a synthetic covered call strategy. In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts that reference a Bitcoin ETP. The Fund will purchase and sell a combination of call and put option contracts that utilize a Bitcoin ETP as the reference asset. The Fund will also write (i.e., sell) call options that reference a Bitcoin ETP to generate income. The Fund’s sale of call options that reference a Bitcoin ETP will potentially limit the degree to which the Fund may participate in any gains experienced in upward movements in the share price of the referenced Bitcoin ETPs.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including investment borrowings) in options contracts that utilize a Bitcoin ETP as the reference asset. For purposes of compliance with this 80% investment policy, derivative contracts will be valued at their notional value.

The Fund seeks to gain fully synthetic exposure to the Bitcoin ETPs by investing through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, the Grayscale Bitcoin Premium Income Subsidiary (the “Subsidiary”). The Subsidiary is a limited company operating under Cayman Islands law. It is wholly-owned and controlled by the Fund and is advised by the Adviser and Vident Asset Management (“Vident” or the “Sub-Adviser”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to options on the Bitcoin ETPs within the limits of the federal tax laws, which may limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary will follow the same general investment policies and restrictions except that, unlike the Fund, the Subsidiary may invest without limit in the Bitcoin ETPs. The Fund generally expects to invest approximately 25% of its total assets in this Subsidiary. The Subsidiary’s investments, when viewed on a consolidated basis with the Fund, also will be subject to limits on leverage imposed by the Investment Company Act of 1940, as amended (the “1940 Act”). Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Fund does not currently intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund such as the Subsidiary.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts that reference a Bitcoin ETP. The Fund intends to primarily utilize exchange-listed, American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. While options contracts may trade “over-the-counter” (“OTC”), the Fund intends to primarily utilize exchange-traded options, but may seek to utilize Flexible Exchange Options (“FLEX Options”), when available. Traditional exchange-traded options have standardized terms, such as the style (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the Fund does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. The Fund’s synthetic exposure to the Bitcoin ETPs is achieved through the combination of purchasing a call and selling a put generally at the same strike price which synthetically creates the upside and downside participation in the price returns of the Bitcoin ETPs. The Fund will primarily gain exposure to increases in value experienced by the Bitcoin ETPs through the purchase of the call options. As a buyer of these call options, the Fund pays a premium to the seller of the call options. The Fund will primarily gain exposure to decreases in value experienced by the Bitcoin ETPs through the sale of the put options. As the seller of these put options, the Fund receives a premium from the buyer of the put options. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Bitcoin ETP) the option at a specified exercise price. For physically settled options, the seller (writer) of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put).

As the primary means by which the Fund intends to generate income, the Fund will sell call options that generally reference the Bitcoin ETPs at strike prices deep out-of-the-money, or significantly away from the then current market price of the referenced Bitcoin ETP, depending upon market conditions. Generally, the Fund intends to sell call options at strike prices 15-20% above the then current share price of the referenced Bitcoin ETP. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in the value of the referenced Bitcoin ETPs beyond a certain point, generally the strike price at which the call options are sold. This strategy effectively converts a portion of the potential upside price return growth of the Bitcoin ETPs into current income. It is expected that the call options the Fund will sell to generate options premiums will have expirations, generally, of one-month or less and will be held to or close to expiration. The Fund intends to make monthly distribution payments to shareholders.

The Fund does not invest in, or seek direct exposure to, the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

In addition to the options contracts, the Fund will also invest in short-term U.S. Treasury securities and money market funds. Cash and cash equivalents, such as U.S. Treasuries, are used as collateral for the Fund’s investments in options contracts. They may also generate income. Due to certain tests that must be met in order to qualify as a registered investment company (“RIC”), the Fund may also utilize reverse repurchase agreements to help maintain the desired level of exposure to options that reference the Bitcoin ETPs.

The Fund is “non-diversified” under the 1940 Act and therefore is not required to meet certain diversification requirements under the 1940 Act.

More Information about the Grayscale Bitcoin Trust ETF and the Grayscale Bitcoin Mini Trust ETF

The purpose of each of GBTC and BTC is to hold Bitcoins. Each of GBTC’s and BTC’s investment objective is for the value of its shares (based on Bitcoin per share) to reflect the value of Bitcoins held by each of GBTC and BTC. Coinbase Custody Trust Company, LLC is the custodian for each of GBTC and BTC.

Each of GBTC and BTC uses the closing value of the CoinDesk Bitcoin Price Index to calculate its net asset value (“NAV”) which is the aggregate value, expressed in U.S. dollars, of each of GBTC’s and BTC’s assets (other than U.S. dollars or other fiat currency), less the U.S. dollar value of each of GBTC’s and BTC’s expenses and other liabilities. NAV per share is calculated by dividing NAV by the number of shares currently outstanding. NAV and NAV per share are not measures calculated in accordance with GAAP.

Each of GBTC and BTC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by GBTC and BTC pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission (GBTC: File No. 001-41906, BTC: File No. 001-42184) through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding GBTC and BTC may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Each of GBTC and BTC has its shares listed on NYSE Arca under the symbol GBTC and BTC, respectively. The shares may be purchased from each of GBTC and BTC, only in one or more blocks of 10,000 shares (a block of 10,000 shares is called a “Basket”) by certain authorized participants. Each of GBTC and BTC issues Baskets of Shares to certain authorized participants on an ongoing basis. In addition, each of GBTC and BTC redeems shares in Baskets on an ongoing basis from authorized participants. Each of GBTC and BTC is currently able to accept cash orders, pursuant to which an authorized participant will deposit cash into, or accept cash from, the cash account in connection with the creation and redemption of Baskets, and a third party, knows as a liquidity provider that is not an agent of, or otherwise acting on behalf of, such authorized participant will obtain or receive Bitcoin in exchange for cash in connection with such order.

The U.S. Securities and Exchange Commission (the “SEC”) maintains an internet website that contains reports, proxies and information statements and other information regarding each of GBTC and BTC that is filed electronically with the SEC at www.sec.gov.

Additional Information on Bitcoin

The Bitcoin network allows people to exchange native tokens of value, called Bitcoin, which are recorded on a public transaction ledger known as a blockchain. Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset markets that trade Bitcoin or in individual end-user-to-end-user transactions under a barter system. The ownership and operation of Bitcoin is determined by participants in an online, peer-to-peer network referred to as the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. The value of Bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of Bitcoin. Ownership and transaction records for Bitcoin are protected through public-key cryptography. The supply of Bitcoin is determined by the Bitcoin Protocol. No single entity owns or operates the Bitcoin network. The Bitcoin network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the Bitcoin software to run. From time to time, the developers suggest changes to the Bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the Bitcoin software, may be created. This is often referred to as a “fork.” The price of Bitcoin and the share price of Bitcoin-related ETPs may reflect the impact of these forks.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (including investment borrowings) in options contracts that utilize a Bitcoin ETP as the reference asset. For purposes of compliance with this 80% investment policy,